Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of summary of significant accounting policies [line items]
Applicable tax rate	25.00%	25.00%	25.00%
Description of disposal of business available for sale	The criteria for held for sale classification is regarded as met only when the sale is highly probable and the asset or disposal group is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the plan to sell the asset and the sale expected to be completed within one year from the date of the classification.
Panama [member]
Disclosure of summary of significant accounting policies [line items]
Applicable tax rate	25.00%
Dividends Tax Rate, Panamanian source income	10.00%
Dividends Tax Rate, foreign source income	5.00%
Bottom of range [member] | Computer software licenses [member]
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	3 years	3 years
Bottom of range [member] | Software development [member]
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	5 years	5 years
Top of range [member] | Computer software licenses [member]
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	8 years	8 years
Top of range [member] | Software development [member]
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	15 years	15 years